Other Receivables (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Receivables (Textual)
Increased in allowance for doubtful other receivables	$ 215,688	$ 1,436
Less: allowance for doubtful accounts	(230,330)	(11,457)
Other receivables, net	499,303	93,971
Loan Receivables	$ 589,159